The Weitz Funds

Blackstone Plaza

3555 Farnam Street, Suite 800

Omaha, NE 68131

FILED VIA EDGAR

July 31, 2026

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      The Weitz Funds (the “Trust”)

Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A

File Nos. 333-107797 and 811-21410

Ladies and Gentlemen:

This letter is being transmitted by the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that (i) the forms of Prospectus and Statement of Additional Information for each Fund that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 57 (SEC Accession No. 0001821268-26-000106) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on July 29, 2026.

Please direct any comments or questions to the undersigned at 402.384.5316. Thank you.

Sincerely,

/s/ John R. Detisch

John R. Detisch

Vice President of the Trust